Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
October 31, 2022
GTF-NPRT1-1222
1.9897896.102
Common Stocks - 100.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.5%
Entertainment - 2.3%
Activision Blizzard, Inc.	2,005	145,964
Bilibili, Inc. ADR (a)	48	428
Endeavor Group Holdings, Inc. (a)	20,387	445,252
Netflix, Inc. (a)	22,573	6,588,607
Sea Ltd. ADR (a)	18,005	894,488
		8,074,739
Interactive Media & Services - 9.1%
Alphabet, Inc. Class A (a)	223,250	21,099,358
Meta Platforms, Inc. Class A (a)	59,016	5,497,931
Pinterest, Inc. Class A (a)	6,537	160,810
Snap, Inc. Class A (a)	512,699	5,080,847
		31,838,946
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	2,039	309,031
TOTAL COMMUNICATION SERVICES		40,222,716
CONSUMER DISCRETIONARY - 29.6%
Automobiles - 4.8%
General Motors Co.	10,893	427,550
Rivian Automotive, Inc.	40,831	1,427,860
Tesla, Inc. (a)	66,314	15,089,088
XPeng, Inc. ADR (a)	128	847
		16,945,345
Hotels, Restaurants & Leisure - 4.2%
Airbnb, Inc. Class A (a)	36,637	3,916,862
Booking Holdings, Inc. (a)	2	3,739
Caesars Entertainment, Inc. (a)	41,433	1,811,865
Chipotle Mexican Grill, Inc. (a)	1,113	1,667,641
Hilton Worldwide Holdings, Inc.	10,455	1,414,143
Marriott International, Inc. Class A	14,229	2,278,205
Penn Entertainment, Inc. (a)	70,181	2,322,991
Sweetgreen, Inc. Class A	63,586	1,182,700
		14,598,146
Internet & Direct Marketing Retail - 10.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	15,768	1,002,529
Amazon.com, Inc. (a)	244,951	25,092,780
JD.com, Inc. sponsored ADR	15,872	591,867
Lyft, Inc. (a)	179,148	2,622,727
Pinduoduo, Inc. ADR (a)	22,134	1,213,607
Uber Technologies, Inc. (a)	229,848	6,107,061
Wayfair LLC Class A (a)	6,769	256,680
		36,887,251
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	24,536	3,888,956
Ollie's Bargain Outlet Holdings, Inc. (a)	6,095	341,320
Target Corp.	2,483	407,833
		4,638,109
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	120,406	1,367,812
Bath & Body Works, Inc.	4,447	148,441
Burlington Stores, Inc. (a)	2,128	304,219
Carvana Co. Class A (a)	31,301	423,503
Five Below, Inc. (a)	13,534	1,980,701
Floor & Decor Holdings, Inc. Class A (a)	5,694	417,769
Lowe's Companies, Inc.	34,984	6,820,131
RH (a)	7,229	1,835,660
TJX Companies, Inc.	36,180	2,608,578
Victoria's Secret & Co. (a)	21,849	821,522
Warby Parker, Inc. (a)	47,795	767,110
		17,495,446
Textiles, Apparel & Luxury Goods - 3.8%
Capri Holdings Ltd. (a)	43,383	1,981,735
Crocs, Inc. (a)	27,701	1,959,846
Deckers Outdoor Corp. (a)	3,317	1,160,718
lululemon athletica, Inc. (a)	11,731	3,859,968
NIKE, Inc. Class B	43,964	4,074,584
On Holding AG (a)	6,553	115,267
		13,152,118
TOTAL CONSUMER DISCRETIONARY		103,716,415
CONSUMER STAPLES - 1.4%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	1,818	678,641
Celsius Holdings, Inc. (a)	37,786	3,441,549
Constellation Brands, Inc. Class A (sub. vtg.)	739	182,592
		4,302,782
Food & Staples Retailing - 0.0%
Sysco Corp.	20	1,731
Household Products - 0.2%
Procter & Gamble Co.	3,413	459,629
TOTAL CONSUMER STAPLES		4,764,142
ENERGY - 5.5%
Energy Equipment & Services - 0.1%
Halliburton Co.	11,548	420,578
Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp. (a)	18,986	696,027
Cenovus Energy, Inc. (Canada)	18,230	368,521
Cheniere Energy, Inc.	2,590	456,902
Denbury, Inc. (a)	6,020	550,288
Devon Energy Corp.	18,140	1,403,129
Diamondback Energy, Inc.	13,339	2,095,690
EOG Resources, Inc.	16,896	2,306,642
EQT Corp.	4,091	171,167
Exxon Mobil Corp.	12,894	1,428,784
Hess Corp.	20,040	2,827,243
Marathon Oil Corp.	21,637	658,847
Northern Oil & Gas, Inc.	3,979	135,843
Occidental Petroleum Corp.	16,719	1,213,799
Ovintiv, Inc.	3,088	156,407
Phillips 66 Co.	9,512	992,006
Pioneer Natural Resources Co.	7,395	1,896,152
Range Resources Corp.	4,407	125,511
Valero Energy Corp.	12,634	1,586,199
		19,069,157
TOTAL ENERGY		19,489,735
FINANCIALS - 1.0%
Banks - 0.3%
Wells Fargo & Co.	23,995	1,103,530
Consumer Finance - 0.6%
American Express Co.	14,087	2,091,215
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	626	184,726
TOTAL FINANCIALS		3,379,471
HEALTH CARE - 8.7%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	7,526	1,559,839
Arcutis Biotherapeutics, Inc. (a)	3,118	55,126
Argenx SE ADR (a)	1,109	430,214
Ascendis Pharma A/S sponsored ADR (a)	1,787	205,505
Generation Bio Co. (a)	843	4,316
Instil Bio, Inc. (a)	4,517	14,906
Karuna Therapeutics, Inc. (a)	1,725	378,362
Regeneron Pharmaceuticals, Inc. (a)	1,051	786,936
Vertex Pharmaceuticals, Inc. (a)	2,657	828,984
Verve Therapeutics, Inc. (a)	5,136	193,627
		4,457,815
Health Care Equipment & Supplies - 2.0%
Axonics Modulation Technologies, Inc. (a)	8,316	608,232
DexCom, Inc. (a)	24,830	2,998,967
Insulet Corp. (a)	3,256	842,685
Shockwave Medical, Inc. (a)	8,728	2,558,613
		7,008,497
Health Care Providers & Services - 2.1%
agilon health, Inc. (a)	2,135	42,380
Alignment Healthcare, Inc. (a)	6,715	88,907
Centene Corp. (a)	4,437	377,722
Cigna Corp.	652	210,635
Elevance Health, Inc.	366	200,118
Guardant Health, Inc. (a)	19,134	947,133
Humana, Inc.	303	169,098
LifeStance Health Group, Inc. (a)	23,806	179,735
Surgery Partners, Inc. (a)	4,356	118,440
UnitedHealth Group, Inc.	9,345	5,187,877
		7,522,045
Health Care Technology - 0.0%
Certara, Inc. (a)	3,370	41,215
Life Sciences Tools & Services - 0.8%
Danaher Corp.	6,050	1,522,604
ICON PLC (a)	724	143,236
Olink Holding AB ADR (a)	6,705	122,903
Seer, Inc. (a)	659	5,160
Thermo Fisher Scientific, Inc.	2,008	1,032,052
		2,825,955
Pharmaceuticals - 2.5%
Eli Lilly & Co.	15,806	5,723,195
Zoetis, Inc. Class A	20,017	3,018,163
		8,741,358
TOTAL HEALTH CARE		30,596,885
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.7%
General Dynamics Corp.	599	149,630
Howmet Aerospace, Inc.	12,592	447,646
L3Harris Technologies, Inc.	1,336	329,284
Lockheed Martin Corp.	452	219,979
Northrop Grumman Corp.	439	241,015
The Boeing Co. (a)	6,758	963,083
		2,350,637
Commercial Services & Supplies - 0.0%
ACV Auctions, Inc. Class A (a)	17,055	155,542
Electrical Equipment - 0.3%
Acuity Brands, Inc.	7,048	1,293,801
Machinery - 0.1%
Deere & Co.	778	307,948
Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	3,531	834,940
Bird Global, Inc. Class A (a)	112,171	48,705
Hertz Global Holdings, Inc.	25,344	466,330
		1,349,975
TOTAL INDUSTRIALS		5,457,903
INFORMATION TECHNOLOGY - 39.4%
IT Services - 2.5%
MasterCard, Inc. Class A	13,185	4,327,053
MongoDB, Inc. Class A (a)	1,815	332,199
Okta, Inc. (a)	18,858	1,058,311
PayPal Holdings, Inc. (a)	6,094	509,337
Shift4 Payments, Inc. (a)	22	1,011
Snowflake, Inc. (a)	2,440	391,132
Twilio, Inc. Class A (a)	20,202	1,502,423
Visa, Inc. Class A	3,641	754,270
		8,875,736
Semiconductors & Semiconductor Equipment - 12.4%
Advanced Micro Devices, Inc. (a)	38,602	2,318,436
ASML Holding NV	984	464,861
Cirrus Logic, Inc. (a)	6,318	424,064
GlobalFoundries, Inc.	38,998	2,211,187
Lam Research Corp.	1,512	612,027
Marvell Technology, Inc.	251,815	9,992,019
Monolithic Power Systems, Inc.	2,202	747,469
NVIDIA Corp.	127,267	17,177,227
NXP Semiconductors NV	38,330	5,599,246
onsemi (a)	32,495	1,996,168
SolarEdge Technologies, Inc. (a)	444	102,133
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,841	667,264
Teradyne, Inc.	15,261	1,241,482
		43,553,583
Software - 11.6%
Atlassian Corp. PLC (a)	860	174,348
Bill.Com Holdings, Inc. (a)	3,896	519,571
Coupa Software, Inc. (a)	4,751	252,896
Crowdstrike Holdings, Inc. (a)	4,753	766,184
Datadog, Inc. Class A (a)	5,690	458,102
Elastic NV (a)	2,097	134,103
HubSpot, Inc. (a)	4,308	1,277,580
Intuit, Inc.	3,856	1,648,440
Microsoft Corp.	129,273	30,008,141
Paycom Software, Inc. (a)	1,902	658,092
Salesforce.com, Inc. (a)	21,180	3,443,656
ServiceNow, Inc. (a)	1,604	674,867
Splunk, Inc. (a)	2,497	207,526
Zoom Video Communications, Inc. Class A (a)	4,874	406,687
		40,630,193
Technology Hardware, Storage & Peripherals - 12.9%
Apple, Inc.	295,296	45,280,692
TOTAL INFORMATION TECHNOLOGY		138,340,204
MATERIALS - 1.3%
Chemicals - 0.8%
Cabot Corp.	251	18,443
CF Industries Holdings, Inc.	8,863	941,782
Nutrien Ltd.	10,441	882,199
The Mosaic Co.	18,177	977,014
		2,819,438
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	57,402	1,819,069
TOTAL MATERIALS		4,638,507
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork, Inc. (a)	126,676	325,557
TOTAL COMMON STOCKS (Cost $411,191,799)		350,931,535

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $411,191,799)	350,931,535
NET OTHER ASSETS (LIABILITIES) - 0.0%	(146,515)
NET ASSETS - 100.0%	350,785,020

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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